Consolidated Balance Sheet (Parenthetical) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock - authorized shares		400.0	400.0
Common stock - issued shares	126.8	125.6	114.7
Common stock - outstanding shares	126.8	125.6	114.7